Goodwill (Tables)	6 Months Ended
Jun. 30, 2019
Goodwill
2Q19	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Credit Suisse Group	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	619	1,560	2,290	3,186	1,031	8,698
Foreign currency translation impact	(7)	(30)	(22)	(7)	(10)	(76)
Balance at end of period	612	1,530	2,268	3,179	1,021	8,622
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	3,891
Balance at end of period	0	0	772	2,719	388	3,891
Net book value (CHF million)
Net book value	612	1,530	1,496	460	633	4,731
6M19
Gross amount of goodwill (CHF million)
Balance at beginning of period	615	1,544	2,278	3,182	1,026	8,657
Foreign currency translation impact	(3)	(14)	(10)	(3)	(5)	(35)
Balance at end of period	612	1,530	2,268	3,179	1,021	8,622
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	3,891
Balance at end of period	0	0	772	2,719	388	3,891
Net book value (CHF million)
Net book value	612	1,530	1,496	460	633	4,731
1
Gross amounts include goodwill of CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.

Bank
Goodwill
6M19	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Bank	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	597	1,531	2,053	2,838	916	7,947
Foreign currency translation impact	(3)	(13)	(10)	(1)	(4)	(31)
Balance at end of period	594	1,518	2,043	2,837	912	7,916
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	3,891
Balance at end of period	0	0	772	2,719	388	3,891
Net book value (CHF million)
Net book value	594	1,518	1,271	118	524	4,025
1
Gross amounts include goodwill of CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.